Michael L. Penley (858) 550-6028 mpenley@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

February 25, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 4720

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler
John Krug Daniel Greenspan Vanessa Robertson Joel Parker

Re:	Trius Therapeutics, Inc.
Registration Statement on Form S-1 (File No. 333-162945) Amendment No. 4 Filed February 25, 2010

Dear Ms. Robertson and Messrs. Riedler, Krug, Greenspan and Parker:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Trius Therapeutics, Inc. (the “Company”), is Amendment No. 4 (“Amendment No. 4”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on November 6, 2009. The copy of Amendment No. 4 enclosed herewith is marked to show changes to Amendment No. 3 to the Registration Statement filed with the Commission on February 10, 2010.

The Company respectfully requests the staff’s assistance in completing the review of the Registration Statement and Amendment No. 4 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 4 to me at (858) 550-6028 or Ethan E. Christensen, Esq. at (858) 550-6076.

Sincerely,

Cooley Godward Kronish LLP

/s/ Michael L. Penley, Esq.

cc:	Jeffrey Stein, Ph.D., Trius Therapeutics, Inc.

John P. Schmid, Trius Therapeutics, Inc.

M. Wainwright Fishburn, Jr., Esq., Cooley Godward Kronish LLP

Ethan E. Christensen, Esq., Cooley Godward Kronish LLP

Charles J. Bair, Esq., Cooley Godward Kronish LLP

Patrick A. Pohlen, Esq., Latham & Watkins LLP

Cheston J. Larson, Esq., Latham & Watkins LLP

Divakar Gupta, Esq., Latham & Watkins L